Revenues	12 Months Ended
Dec. 31, 2024
Revenues [Abstract]
Revenues
19.	Revenues

(a) Vessel Revenues:

The following table includes the vessel revenues earned by the Company in each of the years ended December 31, 2022, 2023 and 2024, as presented in the accompanying consolidated statements of comprehensive income:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2023	2024
Time charter revenues	150,216,130	97,515,511	65,069,003
Total Vessel revenues	$150,216,130	$97,515,511	$65,069,003

During each of the years ended December 31, 2022, 2023 and 2024, the Company generated its revenues from time charters.

The Company typically enters into fixed rate or index-linked rate charters with an option to convert to fixed rate time charters ranging from one month to twelve months and in isolated cases on longer terms depending on market conditions. The charterer has the full discretion over the ports visited, shipping routes and vessel speed, subject to the owner protective restrictions discussed below. Time charter agreements may have extension options ranging from months, to sometimes, years. The time charter party generally provides, among others, typical warranties regarding the speed and the performance of the vessel as well as owner protective restrictions such that the vessel is sent only to safe ports by the charterer, subject always to compliance with applicable sanction laws and war risks, and carries only lawful and non-hazardous cargo.

From time to time, the Company’s dry bulk vessels are fixed on period charter contracts with the rate of daily hire linked to the average of the time charter routes comprising the respective indices for dry bulk vessels of the Baltic Exchange. Such contracts also carry an option for the Company to convert the index-linked rate to a fixed rate for a minimum period of three months and up to the maximum remaining duration of the charter contract, according to the average of the forward freight agreement curve of the respective Baltic index for the desired period, at the time of conversion. The index-linked contracts with conversion clause provide flexibility and allow the Company to either enjoy exposure in the spot market, when the rate is floating, or to secure foreseeable cash flow when the rate has been converted to fixed over a certain period.

(b) Revenue from services

The following table represents a disaggregation of revenue from contracts with customers by type of service:

December 16 to December 31, 2024
Ship Management	$838,809
Management Services	309,259
Transaction Services	212
Other Revenue	26,096
Total	$1,174,376

The following table represents a geographical disaggregation of revenue:

December 16 to December 31, 2024
Germany	$850,942
The Netherlands	102,799
China (Hong Kong)	112,528
Singapore	39,121
Panama	67,174
Colombia	1,812
Total revenue from services	$1,174,376